Interest Rate Swap Agreements (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 24, 2014	Feb. 05, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Recognized realized loss on termination	$ 213,181
Fair value of (liability)	(289,808)	(193,101)
Unrealized gain (loss)	(552,268)	1,279,176	(1,016,716)
Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Recognized realized loss on termination	213,181
Interest Rate Swap Agreement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value net asset (liability)	(289,808)	262,460
Unrealized gain (loss)	(552,268)	1,279,176	(1,016,716)
Interest Rate Swap Agreement | Agreement effective date August 29, 2012
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value	25,631,841
Fixed rate	3.91%
Fair value net asset (liability)		(193,101)
Interest Rate Swap Agreement | Agreement effective date August 1, 2012
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value	44,410,270
Fixed rate	4.16%
Fair value net asset (liability)		381,621
Interest Rate Swap Agreement | Agreement effective date November 1, 2013
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value	20,469,463
Fixed rate	4.28%
Fair value net asset (liability)		73,940
Interest Rate Swap Agreement | Agreement effective date December 24, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value	70,000,000
Fixed rate	4.02%
Fair value net asset (liability)	(289,808)
Interest Rate Swap Agreement | Increase of 50 Basis Points
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, assumed increase (decrease) in interest rates	50.00%
Interest Rate Swap Agreement | Increase of 50 Basis Points | Agreement effective date April 13, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, increase (decrease) in fair value of interest rate derivative	1,004,382
Interest Rate Swap Agreement | Decrease of 50 Basis Points
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, assumed increase (decrease) in interest rates	(50.00%)
Interest Rate Swap Agreement | Decrease of 50 Basis Points | Agreement effective date April 13, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, increase (decrease) in fair value of interest rate derivative	(1,637,365)
Interest Rate Swap Agreement | Increase of 100 Basis Points
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, assumed increase (decrease) in interest rates	100.00%
Interest Rate Swap Agreement | Increase of 100 Basis Points | Agreement effective date April 13, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, increase (decrease) in fair value of interest rate derivative	2,295,647
Interest Rate Swap Agreement | Decrease of 100 Basis Points
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, assumed increase (decrease) in interest rates	(100.00%)
Interest Rate Swap Agreement | Decrease of 100 Basis Points | Agreement effective date April 13, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, increase (decrease) in fair value of interest rate derivative	(2,924,701)
Level 2 inputs | Interest Rate Swap Agreement | Agreement effective date December 24, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value				70,000,000
Fixed rate				4.02%
Period				4 years
Level 2 inputs | Interest Rate Swap Agreement | Agreement effective date April 13, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value					$ 25,000,000
Fixed rate					3.79%
Period					4 years